UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: May 1, 2014 – July 31, 2014

Item 1.  Schedule of Investments.

CARNE HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JULY 31, 2014
AFA

	Security
Shares	Description			Value
Common Stock (a) - 91.4%
Consumer Discretionary - 31.2%
13,766	Bed Bath & Beyond, Inc. (b)			$871,250
35,575	Coach, Inc.			1,229,472
13,588	DIRECTV (b)			1,169,247
11,289	Discovery Communications, Inc., Class A (b)			961,936
40,890	GameStop Corp., Class A			1,716,153
105,638	International Game Technology			1,788,451
12,972	Ross Stores, Inc.			835,397
11,694	Scripps Networks Interactive, Inc., Class A			963,703
23,287	The Gap, Inc.			934,042
56,321	The Interpublic Group of Cos., Inc.			1,110,087
15,954	Time Warner, Inc.			1,324,501
27,234	Time, Inc. (b)			656,339
10,895	Viacom, Inc., Class B			900,690
				14,461,268
Consumer Staples - 21.9%
18,768	Altria Group, Inc.			761,981
13,860	CVS Caremark Corp.			1,058,350
19,779	Dr. Pepper Snapple Group, Inc.			1,162,214
16,067	Kraft Foods Group, Inc.			860,950
69,484	Lorillard, Inc.			4,202,392
8,346	Philip Morris International, Inc.			684,455
25,730	Reynolds American, Inc.			1,437,021
				10,167,363
Healthcare - 0.1%
693	DaVita HealthCare Partners, Inc. (b)			48,815

Industrials - 10.5%
11,853	Fluor Corp.			863,728
6,063	Lockheed Martin Corp.			1,012,339
8,120	Northrop Grumman Corp.			1,000,952
39,698	Pitney Bowes, Inc.			1,074,228
9,883	Raytheon Co.			897,080
				4,848,327
Information Technology - 27.7%
11,147	Accenture PLC, Class A			883,734
51,727	Activision Blizzard, Inc.			1,157,650
17,574	Apple, Inc.			1,679,547
27,318	CA, Inc.			788,944
34,887	Hewlett-Packard Co.			1,242,326
5,359	IBM Corp.			1,027,160
26,640	Science Applications International Corp.			1,112,753
53,971	Symantec Corp.			1,276,954
31,998	Teradata Corp. (b)			1,349,036
17,107	VeriSign, Inc. (b)			924,633
6,678	Visa, Inc., Class A			1,409,125
				12,851,862
Total Common Stock
(Cost $36,175,572)				$42,377,635

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Purchased Options - 4.8%
Call Options Purchased - 2.6%
500	Apple, Inc.	$100.00	09/14	81,000
500	Bed Bath & Beyond, Inc.	62.50	09/14	109,000
300	GameStop Corp., Class A	43.00	08/14	29,100
300	International Game Technology	17.00	08/14	3,000
600	Lorillard, Inc.	65.00	08/14	3,000
1,200	Lorillard, Inc.	62.50	08/14	18,000
950	Lorillard, Inc.	62.50	09/14	43,700
1,930	Lorillard, Inc.	60.00	09/14	289,500
400	Reynolds American, Inc.	62.50	08/14	400
200	Reynolds American, Inc.	60.00	08/14	2,000
100	Reynolds American, Inc.	60.00	11/14	10,000
500	S&P 500 Index	12.00	08/14	162,500
106	The Interpublic Group of Cos., Inc.	20.00	10/14	10,070
400	Time Warner, Inc.	87.50	08/14	19,800
200	Time Warner, Inc.	85.00	08/14	22,400
400	Time Warner, Inc.	85.00	10/14	134,000
1,000	Volatility S&P 500 Index	14.00	10/14	275,000
Total Call Options Purchased
(Premiums Paid $2,501,683)				1,212,470

Put Options Purchased - 2.2%
25	S&P 500 Index	1,970.00	08/14	99,750
50	S&P 500 Index	1,965.00	08/14	175,000
25	S&P 500 Index	1,945.00	08/14	43,625
25	S&P 500 Index	1,940.00	08/14	35,125
25	S&P 500 Index	1,970.00	08/14	109,500
25	S&P 500 Index	1,965.00	08/14	99,500
25	S&P 500 Index	1,925.00	08/14	44,125
25	S&P 500 Index	1,960.00	08/14	100,250
25	S&P 500 Index	1,895.00	08/14	34,375
25	S&P 500 Index	900.00	08/14	35,000
25	S&P 500 Index	1,925.00	08/14	68,250
25	S&P 500 Index	900.00	08/14	48,075
25	S&P 500 Index	1,930.00	09/14	82,500
25	S&P 500 Index	1,875.00	09/14	48,875
Total Put Options Purchased				1,023,950
(Premiums Paid $479,480)
Total Purchased Options
(Premiums Paid $2,981,163)				2,236,420
Total Investments in Securities - 96.2%
(Cost $39,156,735)*				$44,614,055
	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Written Options - (0.2)%
Call Options Written - (0.2)%
(30)	S&P 500 Index	$1,985.00	08/14	$(150)
(50)	S&P 500 Index	1,990.00	08/14	(8,375)
(50)	S&P 500 Index	2,000.00	08/14	(9,875)
(50)	S&P 500 Index	2,015.00	09/14	(12,625)
(50)	S&P 500 Index	1,985.00	09/14	(39,750)
Total Call Options Written
(Premiums Received $(236,826))				(70,775)
Total Written Options - (0.2)%
(Premiums Received $(236,826))*				(70,775)
Other Assets & Liabilities, Net – 4.0%				1,836,504
Net Assets – 100.0%				$46,379,784

PLC	Public Limited Company
(a)	All or a portion of these securities are pledged as collateral for written options.
(b)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation			$7,327,119
Gross Unrealized Depreciation			(1,703,748)
Net Unrealized Appreciation			$5,623,371

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of July 31, 2014.
Valuation Inputs		Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices		$44,613,655	$(70,775)
Level 2 - Other Significant Observable Inputs		400	-
Level 3 - Significant Unobservable Inputs		-	-
Total		$44,614,055	$(70,775)

**	Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as written call options, which are valued at their market value at period end.

The Level 1 value displayed in the Investments in Securities column of this table is Common Stock and Purchased Options. The Level 2 value displayed in the Investments in Securities column of this table is Purchased Options. Refer to the Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended July 31, 2014.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	September 8, 2014

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	September 8, 2014